(Loss) Earnings per Share - (Loss) Earnings per Share Calculation (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic and diluted (loss) earnings per share:
Net (loss) income	$ 1,690	$ (326,774)	$ (439,126)	$ (17,818)	$ (456,944)	$ (783,700)	$ (782,028)	$ (298)	$ 9,749
Net (loss) income attributable to non-controlling interest	$ 869	$ (2,109)	$ (3,769)	$ 1,309			(3,700)	5,073	4,400
Less: Income allocated to participating securities							0	0	535
(Loss) income available to common stockholders, basic							(778,328)	(5,371)	4,814
(Loss) income available to common stockholders, diluted							$ (778,328)	$ (5,371)	$ 4,814
Weighted average shares outstanding, basic (in shares)	197,285	196,996	139,553	128,286			165,805	128,286	128,286
Weighted average shares outstanding, diluted (in shares)	197,446	196,996	139,553	128,286			165,805	128,286	128,286
Basic (loss) earnings per share (in dollars per share)	$ 0.00	$ (1.65)	$ (3.12)	$ (0.15)	$ (3.39)	$ (5.02)	$ (4.69)	$ (0.04)	$ 0.04
Diluted (loss) earnings per share (in dollars per share)	$ 0.00	$ (1.65)	$ (3.12)	$ (0.15)	$ (3.39)		$ (4.69)	$ (0.04)	$ 0.04